Delaware Life NY

Variable Account A

Financial Statements as of and for the Year Ended December 31,

2023 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

Index

December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company of New York and the Contract Owners of Delaware Life NY Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life NY Variable Account A (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company of New York’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

MFS Corporate Bond Portfolio (Class A) Sub-Account (MB9) (1)

MFS Growth Fund (Class A) Sub-Account (MD3) (1)

MFS High Income Fund (Class A) Sub-Account (MD4) (1)

MFS Massachusetts Investors Growth Stock Fund (Class A) Sub-Account (MB2) (1)

MFS Massachusetts Investors Trust (Class A) Sub-Account (MB4) (1)

MFS Research Fund (Class A) Sub-Account (ME1) (1)

MFS Total Return Fund (Class A) Sub-Account (ME5) (1)

MFS U.S. Government Money Market Fund (Class A) Sub-Account (MD7) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
MFS Corporate Bond Portfolio (Class A) Sub-Account (MB9)	5,264	$74,331	$65,484	$65,484	$5	$65,479
MFS Growth Fund (Class A) Sub-Account (MD3)	200	14,152	31,640	31,640	2	31,638
MFS High Income Fund (Class A) Sub-Account (MD4)	1,163	4,014	3,570	3,570	-	3,570
MFS Massachusetts Investors Growth Stock Fund (Class A) Sub-Account (MB2)	1,227	35,816	48,292	48,292	17,940	30,352
MFS Massachusetts Investors Trust (Class A) Sub-Account (MB4)	1,583	45,507	54,314	54,314	4	54,310
MFS Research Fund (Class A) Sub-Account (ME1)	723	24,134	38,561	38,561	3	38,558
MFS Total Return Fund (Class A) Sub-Account (ME5)	8,969	167,706	171,405	171,405	12	171,393
MFS U.S. Government Money Market Fund (Class A) Sub-Account (MD7)	10,228	10,228	10,228	10,228	1	10,227

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets

MB9	1,074	$65,479	$-	$65,479
MD3	101	31,638	-	31,638
MD4	52	3,570	-	3,570
MB2	150	25,630	4,722	30,352
MB4	218	54,310	-	54,310
ME1	181	38,558	-	38,558
ME5	1,129	171,393	-	171,393
MD7	561	10,227	-	10,227

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	MB9 Sub-Account	MD3 Sub-Account	MD4 Sub-Account
Income:
Dividend income	$2,477	$-	$196

Expenses:
Mortality and expense risk charges	(808)	(359)	(44)
Net investment income (loss)	1,669	(359)	152

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(508)	264	(10)
Realized gain distributions	-	1,596	-
Net realized gains (losses)	(508)	1,860	(10)

Net change in unrealized appreciation (depreciation)	3,474	6,539	204

Net realized and change in unrealized gains (losses)	2,966	8,399	194

Net increase (decrease) from operations	$4,635	$8,040	$346

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MB2 Sub-Account	MB4 Sub-Account	ME1 Sub-Account
Income:
Dividend income	$192	$434	$203

Expenses:
Mortality and expense risk charges	(565)	(640)	(448)
Net investment income (loss)	(373)	(206)	(245)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	382	230	303
Realized gain distributions	1,714	4,975	2,208
Net realized gains (losses)	2,096	5,205	2,511

Net change in unrealized appreciation (depreciation)	7,151	3,141	4,404

Net realized and change in unrealized gains (losses)	9,247	8,346	6,915

Net increase (decrease) from operations	$8,874	$8,140	$6,670

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	ME5 Sub-Account	MD7 Sub-Account

Income:
Dividend income	$3,963	$454

Expenses:
Mortality and expense risk charges	(2,132)	(131)
Net investment income (loss)	1,831	323

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,689	-
Realized gain distributions	6,309	-
Net realized gains (losses)	8,998	-

Net change in unrealized appreciation (depreciation)	3,668	-

Net realized and change in unrealized gains (losses)	12,666	-

Net increase (decrease) from operations	$14,497	$323

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB9 Sub-Account		MD3 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$1,669	$1,154	$(359)	$(345)
Net realized gains (losses)	(508)	(316)	1,860	517
Net change in unrealized appreciation (depreciation)	3,474	(14,782)	6,539	(11,421)
Increase (decrease) from operations	4,635	(13,944)	8,040	(11,249)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	7	(9)	1	(1)
Withdrawals, surrenders, annuitizations and contract charges	(2,362)	(1,864)	(50)	(52)
Net accumulation activity	(2,355)	(1,873)	(49)	(53)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(2,355)	(1,873)	(49)	(53)

Total increase (decrease) in net assets	2,280	(15,817)	7,991	(11,302)

Net assets at beginning of year	63,199	79,016	23,647	34,949
Net assets at end of year	$65,479	$63,199	$31,638	$23,647

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MD4 Sub-Account		MB2 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$152	$124	$(373)	$(365)
Net realized gains (losses)	(10)	(9)	2,096	1,894
Net change in unrealized appreciation (depreciation)	204	(547)	7,151	(11,323)
Increase (decrease) from operations	346	(432)	8,874	(9,794)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	1	(1)	-	-
Withdrawals, surrenders, annuitizations and contract charges	(20)	(20)	(83)	(84)
Net accumulation activity	(19)	(21)	(83)	(84)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(833)	(775)
Adjustments to annuity reserves	-	-	(3,067)	3,245
Net annuitization activity	-	-	(3,900)	2,470

Net increase (decrease) from contract owner transactions	(19)	(21)	(3,983)	2,386

Total increase (decrease) in net assets	327	(453)	4,891	(7,408)

Net assets at beginning of year	3,243	3,696	25,461	32,869
Net assets at end of year	$3,570	$3,243	$30,352	$25,461

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB4 Sub-Account		ME1 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$(206)	$(195)	$(245)	$(217)
Net realized gains (losses)	5,205	3,859	2,511	2,335
Net change in unrealized appreciation (depreciation)	3,141	(13,419)	4,404	(9,298)
Increase (decrease) from operations	8,140	(9,755)	6,670	(7,180)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	-	-
Withdrawals, surrenders, annuitizations and contract charges	(61)	(62)	(74)	(73)
Net accumulation activity	(61)	(62)	(74)	(73)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(61)	(62)	(74)	(73)

Total increase (decrease) in net assets	8,079	(9,817)	6,596	(7,253)

Net assets at beginning of year	46,231	56,048	31,962	39,215
Net assets at end of year	$54,310	$46,231	$38,558	$31,962

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	ME5 Sub-Account		MD7 Sub-Account
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Operations:
Net investment income (loss)	$1,831	$855	$323	$(18)
Net realized gains (losses)	8,998	8,511	-	-
Net change in unrealized appreciation (depreciation)	3,668	(31,676)	-	-
Increase (decrease) from operations	14,497	(22,310)	323	(18)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	1	-
Withdrawals, surrenders, annuitizations and contract charges	(14,174)	(13,224)	(1,170)	(941)
Net accumulation activity	(14,174)	(13,224)	(1,169)	(941)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	(14,174)	(13,224)	(1,169)	(941)

Total increase (decrease) in net assets	323	(35,534)	(846)	(959)

Net assets at beginning of year	171,070	206,604	11,073	12,032
Net assets at end of year	$171,393	$171,070	$10,227	$11,073

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Delaware Life NY Variable Account A (the “Variable Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had name changes, commenced, were closed or were part of a fund merger during the current year.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge. If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in the Transfers between Sub-Accounts (including the Fixed Account), net, line on the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is the fair value measurement of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. As of December 31, 2023, the deduction is at an effective annual rate of 1.30% of average separate account assets. These charges are reflected in the Statements of Operations.

Administration charges

Each year on the account anniversary date, an account administration fee (‘‘Account Fee’’) equal to $30 is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee is reflected in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 5% of the purchase payments made under the contract. Surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
MB9	$2,482	$	3,165
MD3	1,600		412
MD4	197		65
MB2	1,918		646
MB4	5,409		700
ME1	2,411		520
ME5	10,273		16,300
MD7	455		1,300

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units		Units		Net Increase
	Issued		Redeemed		(Decrease)

MB9		-		40		(40)
MB2		3		3		-
MB4		-		1		(1)
ME5		-		98		(98)
MD7		-		66		(66)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units		Units		Net Increase
	Issued		Redeemed		(Decrease)

MB9		-		32		(32)
MD4		-		1		(1)
MB2		6		3		3
ME1		-		1		(1)
ME5		-		95		(95)
MD7		-		53		(53)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

		At December 31,			For the years ended December 31,

					Investment
				Net	Income	Expense	Total
		Units	Unit Value[4]	Assets	Ratio[1]	Ratio[2]	Return[3]

MB9
	2023	1,074	$60.9655	$65,479	3.96%	1.30%	7.47%
	2022	1,114	56.7299	63,199	2.99	1.30	(17.69)
	2021	1,146	68.9238	79,016	2.43	1.30	(2.74)
	2020	1,213	70.8690	85,990	2.65	1.30	9.58
	2019	1,492	64.6734	96,507	3.10	1.30	12.97

MD3
	2023	101	313.3972	31,638	-	1.30	34.05
	2022	101	233.7903	23,647	-	1.30	(32.20)
	2021	101	344.8367	34,949	-	1.30	21.75
	2020	102	283.2239	28,752	-	1.30	29.61
	2019	102	218.5231	22,233	-	1.30	35.59

MD4
	2023	52	68.4983	3,570	5.81	1.30	10.77
	2022	52	61.8385	3,243	5.00	1.30	(11.72)
	2021	53	70.0494	3,696	4.30	1.30	1.87
	2020	53	68.7606	3,649	4.60	1.30	3.09
	2019	53	66.7028	3,562	4.73	1.30	12.99

MB2
	2023	150	322.9708	30,352	0.44	1.30	22.49
	2022	150	263.6626	25,461	0.40	1.30	(20.27)
	2021	147	330.6982	32,869	0.18	1.30	24.58
	2020	150	265.4452	27,186	0.17	1.30	20.86
	2019	150	219.6329	23,220	0.37	1.30	38.11

MB4
	2023	218	248.7361	54,310	0.88	1.30	17.62
	2022	219	211.4664	46,231	0.89	1.30	(17.41)
	2021	219	256.0368	56,048	0.66	1.30	25.19
	2020	219	204.5131	44,823	0.80	1.30	12.65
	2019	220	181.5461	39,853	0.67	1.30	30.22

DELAWARE LIFE NY VARIABLE ACCOUNT A

(A Separate Account of Delaware Life Insurance Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,

					Investment
				Net	Income	Expense	Total
		Units	Unit Value[4]	Assets	Ratio[1]	Ratio[2]	Return[3]

ME1
	2023	181	$213.2591	$38,558	0.59%	1.30%	20.89%
	2022	181	176.4050	31,962	0.65	1.30	(18.32)
	2021	182	215.9647	39,215	0.32	1.30	23.11
	2020	182	175.4219	31,919	0.59	1.30	15.13
	2019	182	152.3717	27,795	0.82	1.30	31.39
ME5
	2023	1,129	151.8050	171,393	2.40	1.30	8.89
	2022	1,227	139.4063	171,070	1.76	1.30	(10.82)
	2021	1,322	156.3218	206,604	1.36	1.30	12.51
	2020	1,459	138.9357	202,722	1.88	1.30	8.30
	2019	1,903	128.2929	244,200	2.01	1.30	18.66
MD7
	2023	561	18.2354	10,227	4.48	1.30	3.25
	2022	627	17.6620	11,073	1.14	1.30	(0.12)
	2021	680	17.6832	12,032	-	1.30	(1.27)
	2020	792	17.9110	14,185	0.15	1.30	(1.10)
	2019	563	18.1096	10,198	1.58	1.30	0.29

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

2 Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

3 Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

4 These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account.